Schedule of investments
Delaware Opportunity Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.37%
Basic Industry — 8.95%
Alcoa	68,450	$ 2,322,509
Berry Global Group	97,651	6,282,865
Celanese	50,950	5,900,010
Crown Holdings	60,100	5,220,887
Graphic Packaging Holding	201,050	4,831,231
Huntsman	175,100	4,731,202
Knife River †	43,175	1,878,113
Louisiana-Pacific	74,450	5,582,261
Newmont	59,050	2,519,073
Olin	74,200	3,813,138
Reliance Steel & Aluminum	10,850	2,946,752
Vulcan Materials	28,460	6,416,022
		52,444,063
Consumer Discretionary — 11.28%
Aptiv †	47,500	4,849,275
AutoZone †	2,362	5,889,316
Capri Holdings †	81,000	2,907,090
Darden Restaurants	36,040	6,021,563
DR Horton	96,800	11,779,592
Electronic Arts	48,600	6,303,420
Johnson Controls International	69,218	4,716,515
Marriott International Class A	47,520	8,728,949
Nexstar Media Group	24,090	4,012,190
Polaris	33,630	4,066,876
Ross Stores	60,550	6,789,471
		66,064,257
Consumer Staples — 5.05%
Campbell Soup	93,100	4,255,601
Conagra Brands	154,700	5,216,484
Dollar Tree †	37,050	5,316,675
Kellogg	102,250	6,891,650
Tyson Foods Class A	57,800	2,950,112
US Foods Holding †	112,950	4,969,800
		29,600,322
Energy — 6.21%
APA	140,350	4,795,760
Coterra Energy	283,350	7,168,755
Devon Energy	106,350	5,140,959
Hess	38,350	5,213,682
Marathon Oil	320,750	7,383,665
Valero Energy	56,850	6,668,505
		36,371,326
Financial Services — 15.42%
Affiliated Managers Group	38,750	5,808,238
Allstate	63,150	6,885,876
Ally Financial	222,250	6,002,973
Assurant	48,700	6,122,564
East West Bancorp	126,600	6,683,214
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Globe Life	56,475	$ 6,190,789
Hancock Whitney	122,865	4,715,559
Hartford Financial Services Group	151,000	10,875,020
KeyCorp	463,150	4,279,506
Raymond James Financial	81,250	8,431,312
Reinsurance Group of America	68,200	9,458,658
State Street	69,300	5,071,374
Synchrony Financial	142,900	4,847,168
Synovus Financial	163,300	4,939,825
		90,312,076
Healthcare — 6.64%
AmerisourceBergen	40,450	7,783,793
Quest Diagnostics	45,550	6,402,508
Service Corp. International	55,250	3,568,598
STERIS	33,200	7,469,336
Teleflex	23,350	5,651,400
Zimmer Biomet Holdings	55,100	8,022,560
		38,898,195
Industrials — 17.47%
AECOM	92,700	7,850,763
AMETEK	42,950	6,952,746
CACI International Class A †	19,625	6,688,985
Concentrix	38,850	3,137,138
ITT	83,250	7,759,732
KBR	168,810	10,982,779
ManpowerGroup	37,850	3,005,290
Oshkosh	59,450	5,147,775
Parker-Hannifin	22,850	8,912,414
Quanta Services	58,660	11,523,757
Regal Rexnord	56,800	8,741,520
United Rentals	16,125	7,181,591
WESCO International	80,800	14,468,048
		102,352,538
Real Estate Investment Trusts — 7.00%
American Homes 4 Rent Class A	194,670	6,901,052
Apartment Income REIT	165,256	5,964,089
Host Hotels & Resorts	388,000	6,530,040
Kimco Realty	181,600	3,581,152
Life Storage	33,375	4,437,540
Outfront Media	252,800	3,974,016
Spirit Realty Capital	129,600	5,103,648
VICI Properties	143,887	4,522,368
		41,013,905
Technology — 12.17%
Agilent Technologies	50,000	6,012,500
Akamai Technologies †	72,550	6,520,069
Ciena †	142,850	6,069,697
Fiserv †	26,300	3,317,745
NQ- Q5V [0623] 0823 (3054852)    1

Schedule of investments
Delaware Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Flex †	399,500	$ 11,042,180
Keysight Technologies †	36,925	6,183,091
ON Semiconductor †	99,600	9,420,168
Qorvo †	36,850	3,759,806
Synopsys †	23,950	10,428,069
Teradyne	76,950	8,566,843
		71,320,168
Transportation — 1.77%
JB Hunt Transport Services	26,700	4,833,501
Southwest Airlines	152,000	5,503,920
		10,337,421
Utilities — 7.41%
CMS Energy	107,750	6,330,312
Edison International	96,200	6,681,090
MDU Resources Group	172,700	3,616,338
NRG Energy	204,450	7,644,385
Public Service Enterprise Group	127,800	8,001,558
WEC Energy Group	58,150	5,131,156
Xcel Energy	96,750	6,014,948
		43,419,787
Total Common Stocks (cost $439,589,412)		582,134,058

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	1,053,059	1,053,059
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	1,053,065	$ 1,053,065
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	1,053,065	1,053,065
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	1,053,065	1,053,065
Total Short-Term Investments (cost $4,212,254)		4,212,254

Total Value of Securities—100.09% (cost $443,801,666)		586,346,312
Liabilities Net of Receivables and Other Assets—(0.09%)		(534,146)
Net Assets Applicable to 19,372,553 Shares Outstanding—100.00%		$585,812,166
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ- Q5V [0623] 0823 (3054852)